Note 28 - Operating Leases (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Total lease and sublease payments recognised as expense	R$ 39.0	R$ 43.4	R$ 58.7